ACCOUNTING POLICIES (Policies)	9 Months Ended
Sep. 30, 2018
Disclosure Of Accounting Policies [Abstract]
Going concern

Going concern

The Group monitors its funding position throughout the year to ensure that it has access to sufficient funds to meet its forecast cash requirements, including newbuildings and loan commitments, and to monitor compliance with the financial covenants in its loan facilities. As of 30 September 2018, TORM’s cash position was USD 163m, TORM’s debt was USD 760m excluding amortized bank fees and the net debt loan-to-value ratio was 54%. TORM performs sensitivity calculations to reflect different scenarios including, but not limited to, future freight rates and vessel valuations in order to identify risks to future liquidity and covenant compliance and to enable Management to take corrective actions, if required.

The Board of Directors has considered the Group’s cash flow forecasts and the expected compliance with the Company’s financial covenants for a period of not less than 12 months from the date of approval of these financial statements. Based on this review, the Board of Directors has a reasonable expectation that, taking into account reasonably possible changes in trading performance and vessel valuations, the Group will be able to continue in operational existence and comply with its financial covenants for the foreseeable future. Accordingly, the Group continues to adopt the going concern basis in preparing its financial statements.